Investment Securities - Contractual Maturities of Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Due in one year or less, Amortized Cost	$ 15,106
Due after one year through five years, Amortized Cost	1,181
Due after five years through ten years, Amortized Cost	25,347
Due after ten years, Amortized Cost	89,619
Total investment securities, excluding mortgage-backed securities, Amortized Cost	131,253
Total investment securities, Amortized Cost	394,733	452,023
Due in one year or less, Estimated Fair Value	15,109
Due after one year through five years, Estimated Fair Value	1,240
Due after five years through ten years, Estimated Fair Value	25,707
Due after ten years, Estimated Fair Value	87,023
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	129,079
Total investment securities, Estimated Fair Value	394,500	440,097
Due in one year or less, Amortized Cost	0
Due after one year through five years, Amortized Cost	250
Due after five years through ten years, Amortized Cost	0
Due after ten years, Amortized Cost	0
Total investment securities, excluding mortgage-backed securities, Amortized Cost	250
Total investment securities, Amortized Cost	489	681
Due in one year or less, Estimated Fair Value	0
Due after one year through five years, Estimated Fair Value	250
Due after five years through ten years, Estimated Fair Value	0
Due after ten years, Estimated Fair Value	0
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	250
Total investment securities, Estimated Fair Value	501	692
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	263,215	325,316
Total investment securities, Estimated Fair Value	265,156	318,064
Total investment securities, Amortized Cost	239	431
Total investment securities, Estimated Fair Value	251	442
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	265	277
Total investment securities, Estimated Fair Value	$ 265	$ 293